Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents at fair value	$ 48,327	$ 46,837
Amount pledged as collaterals	2,765	3,820
Restricted cash at fair value	2,765	3,820
Non current restricted cash	2,000	2,770
Current restricted cash	$ 765	$ 1,050